Artisan International Explorer Fund Average Annual Total Returns		12 Months Ended	44 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025
Advisor
Prospectus [Line Items]
Average Annual Return, Percent		18.23%	11.14%
Performance Inception Date	May 16, 2022
Advisor | MSCI All Country World ex USA Small Cap Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		29.26%	11.81%
Advisor | MSCI All Country World ex USA IMI (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.96%	13.63%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		18.31%	11.20%
Performance Inception Date	May 16, 2022
Institutional | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.90%	9.87%
Institutional | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.80%	8.24%
Institutional | MSCI All Country World ex USA Small Cap Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		29.26%	11.81%
Institutional | MSCI All Country World ex USA IMI (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.96%	13.63%